Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Revenue	$ 782,027		$ 482,285
Foodservice Packaging [Member]
Product Information [Line Items]
Revenue	$ 418,043		$ 466,633
Foodservice Packaging [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
% of Revenues	53.46%	0.00%	96.75%	0.00%
Robotics Service [Member]
Product Information [Line Items]
Revenue	$ 49,800		$ 15,652
Robotics Service [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
% of Revenues	6.37%	0.00%	3.25%	0.00%
Hotels [Member]
Product Information [Line Items]
Revenue	$ 314,184
Hotels [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
% of Revenues	40.18%	0.00%
Total Revenue [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
% of Revenues	100.00%	0.00%	100.00%	0.00%